Sales of Goods	12 Months Ended
Dec. 31, 2023
Sales of Goods [Abstract]
Sales of goods
16.	Sales of goods

This caption is made up as follows:

	For the year ended of December 31, 2023
	Cement	Concrete and mortar	Precast	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Segments
Sale of cement, concrete, mortar and precast	1,642,420	182,278	25,540	-	-	1,850,238
Sale of construction supplies	-	-	-	74,096	-	74,096
Sale of other	-	-	-	-	25,741	25,741

	1,642,420	182,278	25,540	74,096	25,741	1,950,075

	For the year ended of December 31, 2022
	Cement	Concrete and mortar	Precast	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Segments
Sale of cement, concrete, mortar and precast	1,742,704	189,945	31,177	-	-	1,963,826
Sale of construction supplies	-	-	-	114,024	-	114,024
Sale of other	-	-	-	-	37,896	37,896

	1,742,704	189,945	31,177	114,024	37,896	2,115,746

	For the year ended of December 31, 2021
	Cement	Concrete and mortar	Precast	Construction supplies	Other	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Segments
Sale of cement, concrete, mortar and precast	1,534,867	213,565	36,055	-	-	1,784,487
Sale of construction supplies	-	-	-	113,905	-	113,905
Sale of other	-	-	-	-	39,375	39,375

	1,534,867	213,565	36,055	113,905	39,375	1,937,767

For all segments, performance obligations are met at the time of delivery of the goods and the terms of payment are usually between 30 and 90 days from the date of dispatch.

For all segments, the amounts presented as sales of the different products are already net of discounts and bonuses.